LVIP Structured Conservative Allocation Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.00%
INVESTMENT COMPANIES–90.00%
Equity Funds–21.85%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,268,655	$20,114,530
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	508,270	7,512,735
		27,627,265
Fixed Income Fund–50.17%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,285,997	63,450,859
		63,450,859
International Equity Funds–17.98%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	473,496	4,948,500
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,682,368	$17,789,361
		22,737,861
Total Affiliated Investments (Cost $98,319,965)		113,815,985

UNAFFILIATED INVESTMENT–10.05%
INVESTMENT COMPANY–10.05%
Fixed Income Fund–10.05%
Schwab US TIPS ETF	477,507	12,706,461
Total Unaffiliated Investment (Cost $12,406,432)		12,706,461

TOTAL INVESTMENTS–100.05% (Cost $110,726,397)	126,522,446
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(62,373)
NET ASSETS APPLICABLE TO 11,155,525 SHARES OUTSTANDING–100.00%	$126,460,073

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Structured Conservative Allocation Fund–1

LVIP Structured Conservative Allocation Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.00%@
Equity Funds-21.85%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$21,587,730	$818,638	$1,253,208	$287,313	$(1,325,943)	$20,114,530	1,268,655	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	7,905,911	79,057	642,063	172,075	(2,245)	7,512,735	508,270	—	—
Fixed Income Fund-50.17%@
✧✧LVIP SSGA Bond Index Fund	66,186,701	1,164,357	3,916,276	(371,771)	387,848	63,450,859	6,285,997	—	—
International Equity Funds-17.98%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,523,261	52,705	861,191	207,233	26,492	4,948,500	473,496	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	18,871,640	184,465	1,465,612	315,690	(116,822)	17,789,361	1,682,368	—	—
Total	$120,075,243	$2,299,222	$8,138,350	$610,540	$(1,030,670)	$113,815,985		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP Structured Conservative Allocation Fund–2